Filed with the U.S. Securities and Exchange Commission on July 19, 2013

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 523	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 525	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 20, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 429 (“the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on June 15, 2012, and pursuant to Rule 485(a)(2) would become effective on August 29, 2012.

Post-Effective Amendment No. 450 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 27, 2012, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 453 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 26, 2012, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 458 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 23, 2012, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 463 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 23, 2012, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 467 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 22, 2013, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 472 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 21, 2013, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 483 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 23, 2013, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 493 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 22, 2013, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 501 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 22, 2013, as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 509 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 21, 2013, as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 513 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 21, 2013, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 523 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 20, 2013, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 523 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 523 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 523 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 19th day of July, 2013.

Advisors Series Trust

By: /s/ Douglas G. Hess
 Douglas G. Hess
 President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 523 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Donald E. O’Connor*	Trustee	July 19, 2013
Donald E. O’Connor

George Rebhan*	Trustee	July 19, 2013
George Rebhan

George T. Wofford*	Trustee	July 19, 2013
George T. Wofford

Joe D. Redwine*	Trustee, Chairman and	July 19, 2013
Joe D. Redwine	Chief Executive Officer

/s/ Cheryl L. King	Treasurer and	July 19, 2013
Cheryl L. King	Principal Financial Officer

/s/ Douglas G. Hess	President and	July 19, 2013
Douglas G. Hess	Principal Executive Officer

*By: /s/ Douglas G. Hess		July 19, 2013
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney